UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-4861

Fidelity Garrison Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2017

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® VIP Investment Grade Central Fund

March 31, 2017

VIGC-QTLY-0517
1.847666.110

Investments March 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 34.5%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 2.7%
Automobiles - 1.0%
General Motors Co.:
3.5% 10/2/18	$3,528,000	$3,602,014
6.6% 4/1/36	2,299,000	2,642,657
General Motors Financial Co., Inc.:
2.625% 7/10/17	1,120,000	1,123,163
3.2% 7/13/20	10,000,000	10,170,950
3.25% 5/15/18	1,860,000	1,885,463
3.5% 7/10/19	4,187,000	4,301,242
4.2% 3/1/21	5,411,000	5,647,688
4.25% 5/15/23	2,080,000	2,146,086
4.375% 9/25/21	15,702,000	16,510,056
4.75% 8/15/17	1,940,000	1,961,098
		49,990,417
Diversified Consumer Services - 0.1%
Ingersoll-Rand Global Holding Co. Ltd.:
2.875% 1/15/19	416,000	422,802
4.25% 6/15/23	2,932,000	3,122,152
		3,544,954
Hotels, Restaurants & Leisure - 0.1%
McDonald's Corp.:
2.75% 12/9/20	910,000	922,104
3.7% 1/30/26	2,400,000	2,454,473
4.7% 12/9/35	885,000	927,138
		4,303,715
Media - 1.5%
21st Century Fox America, Inc. 7.75% 12/1/45	3,169,000	4,380,689
AOL Time Warner, Inc. 2.95% 7/15/26	12,000,000	11,172,852
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.464% 7/23/22	5,742,000	6,046,900
4.908% 7/23/25	3,860,000	4,075,882
Time Warner Cable, Inc.:
4% 9/1/21	7,363,000	7,631,816
4.5% 9/15/42	1,053,000	956,362
5.5% 9/1/41	1,700,000	1,737,511
5.85% 5/1/17	1,239,000	1,242,806
5.875% 11/15/40	1,500,000	1,591,962
6.55% 5/1/37	18,635,000	21,364,021
6.75% 7/1/18	4,425,000	4,678,902
7.3% 7/1/38	3,781,000	4,684,270
8.25% 4/1/19	7,716,000	8,601,619
		78,165,592

TOTAL CONSUMER DISCRETIONARY		136,004,678

CONSUMER STAPLES - 1.8%
Beverages - 0.9%
Anheuser-Busch InBev Finance, Inc.:
2.65% 2/1/21	9,870,000	9,943,334
3.3% 2/1/23	10,630,000	10,817,620
4.7% 2/1/36	10,065,000	10,655,383
4.9% 2/1/46	11,511,000	12,428,876
		43,845,213
Food & Staples Retailing - 0.1%
CVS Health Corp. 3.5% 7/20/22	2,525,000	2,598,465
Walgreens Boots Alliance, Inc.:
2.7% 11/18/19	2,460,000	2,492,620
3.3% 11/18/21	2,918,000	2,993,252
		8,084,337
Tobacco - 0.8%
Altria Group, Inc. 4% 1/31/24	2,227,000	2,341,330
Imperial Tobacco Finance PLC:
3.75% 7/21/22 (a)	4,804,000	4,933,362
4.25% 7/21/25 (a)	4,804,000	4,970,339
Reynolds American, Inc.:
2.3% 6/12/18	2,110,000	2,122,567
3.25% 6/12/20	939,000	963,352
4% 6/12/22	3,228,000	3,387,608
4.45% 6/12/25	2,341,000	2,463,933
5.7% 8/15/35	1,215,000	1,388,807
5.85% 8/15/45	9,320,000	10,953,274
6.15% 9/15/43	4,000,000	4,819,808
7.25% 6/15/37	2,962,000	3,928,921
		42,273,301

TOTAL CONSUMER STAPLES		94,202,851

ENERGY - 6.5%
Energy Equipment & Services - 0.3%
El Paso Pipeline Partners Operating Co. LLC 5% 10/1/21	1,517,000	1,626,034
Halliburton Co.:
3.8% 11/15/25	2,467,000	2,506,275
4.85% 11/15/35	2,154,000	2,273,861
5% 11/15/45	1,921,000	2,017,634
Noble Holding International Ltd.:
5.75% 3/16/18	342,000	347,780
7.2% 4/1/25 (b)	2,180,000	2,054,650
8.2% 4/1/45 (b)	2,104,000	1,935,680
		12,761,914
Oil, Gas & Consumable Fuels - 6.2%
Anadarko Finance Co. 7.5% 5/1/31	6,883,000	8,723,039
Anadarko Petroleum Corp.:
4.85% 3/15/21	1,620,000	1,732,846
5.55% 3/15/26	3,337,000	3,702,992
6.45% 9/15/36	1,002,000	1,181,423
6.6% 3/15/46	4,530,000	5,466,559
Canadian Natural Resources Ltd.:
1.75% 1/15/18	1,762,000	1,761,644
3.8% 4/15/24	6,783,000	6,828,141
5.85% 2/1/35	2,497,000	2,690,103
Cenovus Energy, Inc. 5.7% 10/15/19	3,719,000	4,013,768
Columbia Pipeline Group, Inc.:
2.45% 6/1/18	894,000	898,276
3.3% 6/1/20	4,379,000	4,461,903
4.5% 6/1/25	1,336,000	1,399,590
ConocoPhillips Co. 5.75% 2/1/19	3,900,000	4,174,045
DCP Midstream LLC:
4.75% 9/30/21 (a)	3,739,000	3,802,563
5.35% 3/15/20 (a)	3,724,000	3,854,340
DCP Midstream Operating LP:
3.875% 3/15/23	1,771,000	1,700,160
5.6% 4/1/44	1,227,000	1,128,840
Duke Energy Field Services 6.45% 11/3/36 (a)	2,477,000	2,625,620
El Paso Natural Gas Co. 5.95% 4/15/17	3,330,000	3,333,919
Empresa Nacional de Petroleo 4.375% 10/30/24 (a)	3,540,000	3,606,876
Enable Midstream Partners LP:
2.4% 5/15/19 (b)	1,253,000	1,241,519
3.9% 5/15/24 (b)	1,322,000	1,290,063
Enbridge Energy Partners LP:
4.2% 9/15/21	4,399,000	4,562,867
4.375% 10/15/20	3,093,000	3,260,093
Enbridge, Inc.:
4.25% 12/1/26	1,773,000	1,809,735
5.5% 12/1/46	2,046,000	2,174,697
EnLink Midstream Partners LP 2.7% 4/1/19	6,288,000	6,301,966
Enterprise Products Operating LP:
1.65% 5/7/18	1,969,000	1,966,807
2.55% 10/15/19	863,000	870,199
3.7% 2/15/26	4,800,000	4,800,811
3.75% 2/15/25	2,900,000	2,916,284
Kinder Morgan Energy Partners LP 6.55% 9/15/40	460,000	506,439
Marathon Petroleum Corp. 5.125% 3/1/21	2,187,000	2,365,656
Motiva Enterprises LLC 5.75% 1/15/20 (a)	1,496,000	1,612,734
Nakilat, Inc. 6.067% 12/31/33 (a)	1,808,000	2,079,200
Petro-Canada 6.05% 5/15/18	1,480,000	1,549,554
Petrobras Global Finance BV:
4.375% 5/20/23	7,020,000	6,651,450
5.625% 5/20/43	6,681,000	5,513,161
7.25% 3/17/44	24,245,000	23,941,938
Petrobras International Finance Co. Ltd. 5.375% 1/27/21	13,384,000	13,738,676
Petroleos Mexicanos:
3.125% 1/23/19	642,000	644,568
3.5% 7/18/18	5,440,000	5,522,144
3.5% 7/23/20	32,555,000	32,839,856
3.5% 1/30/23	3,410,000	3,249,389
4.5% 1/23/26	6,809,000	6,526,427
4.625% 9/21/23	7,350,000	7,392,263
4.875% 1/24/22	3,398,000	3,495,523
4.875% 1/18/24	4,539,000	4,579,851
5.375% 3/13/22 (a)	2,700,000	2,828,250
5.5% 1/21/21	3,601,000	3,811,659
5.5% 6/27/44	2,492,000	2,199,315
5.625% 1/23/46	8,402,000	7,512,228
6% 3/5/20	1,625,000	1,743,625
6.375% 1/23/45	4,048,000	3,947,691
6.5% 6/2/41	7,675,000	7,644,300
6.75% 9/21/47	4,975,000	5,046,640
8% 5/3/19	2,537,000	2,798,818
Phillips 66 Co. 4.3% 4/1/22	3,770,000	3,996,498
Phillips 66 Partners LP 2.646% 2/15/20	375,000	375,921
Plains All American Pipeline LP/PAA Finance Corp. 3.65% 6/1/22	1,784,000	1,808,646
Southwestern Energy Co.:
5.8% 1/23/20 (b)	3,196,000	3,225,963
6.7% 1/23/25 (b)	2,509,000	2,471,365
Spectra Energy Capital, LLC 3.3% 3/15/23	5,000,000	4,940,475
Spectra Energy Partners LP 2.95% 9/25/18	733,000	742,699
Suncor Energy, Inc. 6.1% 6/1/18	4,665,000	4,910,192
The Williams Companies, Inc.:
3.7% 1/15/23	1,208,000	1,186,860
4.55% 6/24/24	13,337,000	13,437,028
Western Gas Partners LP:
4.65% 7/1/26	1,132,000	1,165,747
5.375% 6/1/21	6,322,000	6,793,400
Williams Partners LP:
3.6% 3/15/22	3,522,000	3,572,248
3.9% 1/15/25	1,216,000	1,214,270
4% 11/15/21	1,605,000	1,660,655
4.3% 3/4/24	5,449,000	5,606,389
4.5% 11/15/23	1,751,000	1,832,444
		316,963,843

TOTAL ENERGY		329,725,757

FINANCIALS - 13.4%
Banks - 7.1%
Banco Nacional de Desenvolvimento Economico e Social:
4% 4/14/19 (a)	382,000	389,193
5.5% 7/12/20 (a)	4,200,000	4,454,100
5.75% 9/26/23 (a)	3,877,000	4,086,668
6.5% 6/10/19 (a)	1,340,000	1,432,460
Bank of America Corp.:
2.25% 4/21/20	3,337,000	3,325,094
2.6% 1/15/19	7,155,000	7,228,976
3.5% 4/19/26	5,024,000	4,956,106
3.875% 8/1/25	5,381,000	5,475,867
3.95% 4/21/25	4,125,000	4,106,747
4.2% 8/26/24	6,867,000	6,992,192
4.25% 10/22/26	4,261,000	4,326,253
5.75% 12/1/17	12,290,000	12,614,296
5.875% 1/5/21	1,785,000	1,992,979
Barclays PLC:
2% 3/16/18	17,646,000	17,657,117
2.75% 11/8/19	3,581,000	3,606,984
3.25% 1/12/21	4,610,000	4,642,454
4.375% 1/12/26	6,221,000	6,304,063
Citigroup, Inc.:
1.85% 11/24/17	8,579,000	8,594,039
2.15% 7/30/18	9,998,000	10,029,614
3.875% 3/26/25	9,500,000	9,437,015
4.05% 7/30/22	1,800,000	1,874,273
5.5% 9/13/25	1,663,000	1,817,925
Citizens Bank NA 2.55% 5/13/21	1,560,000	1,550,996
Citizens Financial Group, Inc. 4.15% 9/28/22 (a)	4,857,000	4,991,170
Credit Suisse Group Funding Guernsey Ltd.:
2.75% 3/26/20	4,667,000	4,672,666
3.75% 3/26/25	4,660,000	4,584,005
3.8% 9/15/22	7,240,000	7,343,098
3.8% 6/9/23	8,582,000	8,613,762
Discover Bank:
4.2% 8/8/23	2,849,000	2,966,567
7% 4/15/20	2,309,000	2,575,366
Fifth Third Bancorp:
2.875% 7/27/20	3,000,000	3,033,360
4.5% 6/1/18	1,179,000	1,211,682
8.25% 3/1/38	4,319,000	6,152,588
HBOS PLC 6.75% 5/21/18 (a)	2,600,000	2,722,642
HSBC Holdings PLC 4.25% 3/14/24	2,200,000	2,227,108
HSBC U.S.A., Inc. 1.625% 1/16/18	3,721,000	3,718,693
Huntington Bancshares, Inc. 7% 12/15/20	1,004,000	1,149,879
Intesa Sanpaolo SpA:
5.017% 6/26/24 (a)	3,027,000	2,847,363
5.71% 1/15/26 (a)	6,992,000	6,775,290
JPMorgan Chase & Co.:
2.75% 6/23/20	5,755,000	5,829,349
2.95% 10/1/26	7,110,000	6,759,264
3.875% 9/10/24	43,751,000	44,341,376
4.125% 12/15/26	14,998,000	15,279,887
MUFG Americas Holdings Corp. 2.25% 2/10/20	4,493,000	4,488,538
Rabobank Nederland 4.375% 8/4/25	7,451,000	7,641,798
Regions Bank 6.45% 6/26/37	7,720,000	8,730,432
Regions Financial Corp. 3.2% 2/8/21	2,833,000	2,880,691
Royal Bank of Canada 4.65% 1/27/26	1,896,000	2,005,820
Royal Bank of Scotland Group PLC:
5.125% 5/28/24	42,740,000	43,215,483
6% 12/19/23	8,517,000	9,001,251
6.1% 6/10/23	11,522,000	12,242,747
6.125% 12/15/22	8,239,000	8,723,412
		363,620,698
Capital Markets - 3.5%
Affiliated Managers Group, Inc.:
3.5% 8/1/25	5,125,000	5,034,913
4.25% 2/15/24	4,287,000	4,468,880
Credit Suisse AG 6% 2/15/18	6,486,000	6,708,204
Deutsche Bank AG 4.5% 4/1/25	10,381,000	10,026,603
Deutsche Bank AG London Branch:
1.875% 2/13/18	24,542,000	24,515,519
2.85% 5/10/19	9,310,000	9,372,610
Goldman Sachs Group, Inc.:
1.748% 9/15/17	13,467,000	13,485,827
2.625% 1/31/19	16,652,000	16,838,536
2.9% 7/19/18	6,251,000	6,328,575
5.25% 7/27/21	1,125,000	1,233,910
5.95% 1/18/18	755,000	779,673
6.15% 4/1/18	5,954,000	6,202,508
IntercontinentalExchange, Inc. 2.75% 12/1/20	1,628,000	1,653,121
Lazard Group LLC 4.25% 11/14/20	3,307,000	3,477,674
Morgan Stanley:
1.875% 1/5/18	4,357,000	4,363,762
2.125% 4/25/18	4,257,000	4,273,304
2.65% 1/27/20	15,070,000	15,212,095
4.875% 11/1/22	7,751,000	8,379,691
5% 11/24/25	1,047,000	1,124,143
5.75% 1/25/21	3,512,000	3,898,176
6.625% 4/1/18	10,165,000	10,637,774
Peachtree Corners Funding Trust 3.976% 2/15/25 (a)	5,000,000	5,019,950
Thomson Reuters Corp. 3.85% 9/29/24	3,379,000	3,455,082
UBS AG Stamford Branch:
1.375% 6/1/17	3,574,000	3,574,722
2.35% 3/26/20	1,450,000	1,454,686
UBS Group Funding Ltd. 4.125% 9/24/25 (a)	5,261,000	5,349,501
		176,869,439
Consumer Finance - 0.8%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust 3.5% 5/26/22	1,724,000	1,737,144
Discover Financial Services:
3.85% 11/21/22	5,040,000	5,138,683
3.95% 11/6/24	2,847,000	2,851,111
Ford Motor Credit Co. LLC:
2.24% 6/15/18	5,000,000	5,016,830
2.875% 10/1/18	4,500,000	4,552,979
Hyundai Capital America:
2% 3/19/18 (a)	6,308,000	6,313,740
2.125% 10/2/17 (a)	4,770,000	4,777,413
2.875% 8/9/18 (a)	1,921,000	1,941,192
Synchrony Financial:
1.875% 8/15/17	994,000	994,375
3% 8/15/19	1,459,000	1,481,623
3.75% 8/15/21	2,203,000	2,269,661
4.25% 8/15/24	2,218,000	2,271,609
		39,346,360
Diversified Financial Services - 0.3%
Brixmor Operating Partnership LP:
3.25% 9/15/23	5,952,000	5,813,271
3.875% 8/15/22	5,542,000	5,673,911
4.125% 6/15/26	2,032,000	2,044,607
		13,531,789
Insurance - 1.7%
AIA Group Ltd. 2.25% 3/11/19 (a)	913,000	915,240
American International Group, Inc.:
3.3% 3/1/21	2,355,000	2,402,825
3.75% 7/10/25	8,311,000	8,263,868
4.875% 6/1/22	3,597,000	3,891,954
Aon Corp. 5% 9/30/20	1,402,000	1,516,082
Five Corners Funding Trust 4.419% 11/15/23 (a)	4,110,000	4,368,766
Liberty Mutual Group, Inc. 5% 6/1/21 (a)	4,093,000	4,444,810
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	2,278,000	2,464,525
Massachusetts Mutual Life Insurance Co. 4.5% 4/15/65 (a)	5,285,000	5,123,855
MetLife, Inc.:
1.903% 12/15/17 (b)	886,000	889,346
4.75% 2/8/21	1,477,000	1,600,018
Metropolitan Life Global Funding I 3% 1/10/23 (a)	2,636,000	2,648,753
Pacific Life Insurance Co. 9.25% 6/15/39 (a)	2,297,000	3,569,724
Pacific LifeCorp:
5.125% 1/30/43 (a)	5,252,000	5,658,064
6% 2/10/20 (a)	5,271,000	5,721,164
Prudential Financial, Inc.:
2.3% 8/15/18	599,000	603,047
6.2% 11/15/40	1,297,000	1,622,080
7.375% 6/15/19	1,250,000	1,393,524
Teachers Insurance & Annuity Association of America 4.9% 9/15/44 (a)	5,347,000	5,784,588
TIAA Asset Management Finance LLC:
2.95% 11/1/19 (a)	1,222,000	1,241,985
4.125% 11/1/24 (a)	1,771,000	1,804,518
Unum Group:
3.875% 11/5/25	4,860,000	4,853,172
4% 3/15/24	5,930,000	6,043,903
5.625% 9/15/20	2,889,000	3,178,174
5.75% 8/15/42	7,278,000	8,135,414
		88,139,399

TOTAL FINANCIALS		681,507,685

HEALTH CARE - 2.1%
Biotechnology - 0.2%
AbbVie, Inc.:
2.9% 11/6/22	4,038,000	4,022,337
3.2% 11/6/22	4,580,000	4,630,953
		8,653,290
Health Care Equipment & Supplies - 0.4%
Becton, Dickinson & Co. 2.675% 12/15/19	1,156,000	1,172,341
Zimmer Biomet Holdings, Inc.:
1.45% 4/1/17	8,772,000	8,772,000
2% 4/1/18	9,035,000	9,049,817
		18,994,158
Health Care Providers & Services - 0.6%
HCA Holdings, Inc.:
3.75% 3/15/19	6,803,000	6,956,068
4.25% 10/15/19	11,265,000	11,659,275
4.75% 5/1/23	215,000	224,138
5.875% 3/15/22	260,000	286,000
6.5% 2/15/20	7,140,000	7,813,873
Medco Health Solutions, Inc. 4.125% 9/15/20	2,723,000	2,851,586
		29,790,940
Life Sciences Tools & Services - 0.0%
Thermo Fisher Scientific, Inc.:
2.4% 2/1/19	712,000	717,954
4.15% 2/1/24	1,093,000	1,146,819
		1,864,773
Pharmaceuticals - 0.9%
Actavis Funding SCS:
2.35% 3/12/18	11,511,000	11,560,739
3% 3/12/20	3,962,000	4,027,064
3.45% 3/15/22	6,868,000	6,998,348
Allergan PLC 1.875% 10/1/17	1,428,000	1,429,349
Mylan N.V.:
2.5% 6/7/19	2,445,000	2,455,963
3.15% 6/15/21	5,002,000	5,022,908
3.95% 6/15/26	2,549,000	2,494,765
Perrigo Co. PLC 2.3% 11/8/18	1,180,000	1,185,747
Perrigo Finance PLC:
3.5% 12/15/21	1,065,000	1,081,760
4.9% 12/15/44	696,000	677,421
Teva Pharmaceutical Finance Netherlands III BV:
2.2% 7/21/21	3,623,000	3,485,732
2.8% 7/21/23	2,593,000	2,460,609
3.15% 10/1/26	3,088,000	2,845,326
Zoetis, Inc.:
1.875% 2/1/18	676,000	676,391
3.25% 2/1/23	1,649,000	1,665,060
		48,067,182

TOTAL HEALTH CARE		107,370,343

INDUSTRIALS - 0.6%
Aerospace & Defense - 0.0%
Arconic, Inc. 5.125% 10/1/24	936,000	966,888
Airlines - 0.1%
Continental Airlines, Inc.:
6.648% 9/15/17	54,481	55,643
6.795% 8/2/18	83,660	86,169
Northwest Airlines, Inc. pass-thru trust certificates 7.027% 11/1/19	2,086,457	2,305,535
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	132,859	135,516
8.36% 1/20/19	867,858	902,572
		3,485,435
Trading Companies & Distributors - 0.5%
Air Lease Corp.:
2.125% 1/15/18	2,155,000	2,159,056
2.625% 9/4/18	4,630,000	4,668,540
3.375% 6/1/21	2,523,000	2,571,686
3.75% 2/1/22	4,522,000	4,657,004
3.875% 4/1/21	4,057,000	4,205,308
4.25% 9/15/24	3,565,000	3,690,228
4.75% 3/1/20	3,519,000	3,731,980
		25,683,802

TOTAL INDUSTRIALS		30,136,125

INFORMATION TECHNOLOGY - 0.0%
Electronic Equipment & Components - 0.0%
Tyco Electronics Group SA 2.375% 12/17/18	832,000	839,350
Technology Hardware, Storage & Peripherals - 0.0%
Hewlett Packard Enterprise Co. 6.35% 10/15/45 (b)	1,218,000	1,256,842

TOTAL INFORMATION TECHNOLOGY		2,096,192

MATERIALS - 0.6%
Chemicals - 0.1%
The Dow Chemical Co.:
4.125% 11/15/21	3,587,000	3,805,534
4.25% 11/15/20	1,196,000	1,268,375
		5,073,909
Metals & Mining - 0.5%
BHP Billiton Financial (U.S.A.) Ltd.:
6.25% 10/19/75 (a)(b)	1,921,000	2,077,081
6.75% 10/19/75 (a)(b)	4,773,000	5,398,263
Corporacion Nacional del Cobre de Chile (Codelco):
3.875% 11/3/21 (a)	3,750,000	3,928,993
4.5% 8/13/23 (a)	9,000,000	9,636,489
Vale Overseas Ltd. 4.375% 1/11/22	3,818,000	3,881,379
		24,922,205

TOTAL MATERIALS		29,996,114

REAL ESTATE - 3.9%
Equity Real Estate Investment Trusts (REITs) - 2.2%
Alexandria Real Estate Equities, Inc.:
2.75% 1/15/20	879,000	881,628
4.6% 4/1/22	1,403,000	1,490,467
American Campus Communities Operating Partnership LP 3.75% 4/15/23	1,184,000	1,210,406
American Tower Corp. 2.8% 6/1/20	9,000,000	9,063,738
AvalonBay Communities, Inc. 3.625% 10/1/20	1,872,000	1,940,493
Boston Properties, Inc. 3.85% 2/1/23	4,708,000	4,878,834
Camden Property Trust:
2.95% 12/15/22	1,607,000	1,582,614
4.25% 1/15/24	3,408,000	3,556,793
Corporate Office Properties LP 5% 7/1/25	2,283,000	2,379,493
DDR Corp.:
3.625% 2/1/25	2,629,000	2,528,890
4.25% 2/1/26	1,807,000	1,795,712
4.625% 7/15/22	2,855,000	2,995,015
4.75% 4/15/18	3,691,000	3,774,513
7.5% 4/1/17	1,944,000	1,944,000
Duke Realty LP:
3.625% 4/15/23	2,123,000	2,150,748
3.75% 12/1/24	1,576,000	1,604,106
3.875% 10/15/22	3,512,000	3,649,175
6.5% 1/15/18	2,445,000	2,534,365
Equity One, Inc. 3.75% 11/15/22	5,500,000	5,656,464
ERP Operating LP:
2.375% 7/1/19	2,683,000	2,700,169
4.75% 7/15/20	2,827,000	3,024,096
Federal Realty Investment Trust 5.9% 4/1/20	1,046,000	1,147,366
Health Care REIT, Inc.:
2.25% 3/15/18	1,731,000	1,738,494
4.7% 9/15/17	568,000	575,462
Lexington Corporate Properties Trust 4.4% 6/15/24	1,441,000	1,424,751
Omega Healthcare Investors, Inc.:
4.375% 8/1/23	6,023,000	6,102,913
4.5% 1/15/25	2,677,000	2,671,373
4.5% 4/1/27	16,195,000	15,882,356
4.75% 1/15/28	6,382,000	6,302,742
4.95% 4/1/24	1,354,000	1,393,579
5.25% 1/15/26	5,686,000	5,935,775
Retail Opportunity Investments Partnership LP:
4% 12/15/24	978,000	937,385
5% 12/15/23	737,000	761,372
Weingarten Realty Investors 3.375% 10/15/22	812,000	818,705
WP Carey, Inc. 4% 2/1/25	5,360,000	5,293,370
		112,327,362
Real Estate Management & Development - 1.7%
Brandywine Operating Partnership LP:
3.95% 2/15/23	4,963,000	4,957,144
4.1% 10/1/24	4,251,000	4,238,634
4.55% 10/1/29	4,251,000	4,243,718
4.95% 4/15/18	3,196,000	3,283,212
5.7% 5/1/17	5,000,000	5,015,030
Digital Realty Trust LP:
3.4% 10/1/20	4,915,000	5,040,170
3.95% 7/1/22	3,320,000	3,457,272
4.75% 10/1/25	3,533,000	3,728,403
5.25% 3/15/21	1,953,000	2,118,851
Liberty Property LP:
3.375% 6/15/23	2,202,000	2,193,580
4.125% 6/15/22	2,007,000	2,101,076
4.4% 2/15/24	4,876,000	5,135,857
4.75% 10/1/20	4,185,000	4,448,981
Mack-Cali Realty LP:
2.5% 12/15/17	2,995,000	3,002,284
3.15% 5/15/23	4,988,000	4,657,450
4.5% 4/18/22	1,218,000	1,234,624
Mid-America Apartments LP 4.3% 10/15/23	831,000	876,871
Post Apartment Homes LP 3.375% 12/1/22	790,000	788,258
Tanger Properties LP:
3.125% 9/1/26	2,589,000	2,407,972
3.75% 12/1/24	2,960,000	2,937,119
3.875% 12/1/23	1,792,000	1,814,488
6.125% 6/1/20	4,876,000	5,343,014
Ventas Realty LP:
3.125% 6/15/23	1,289,000	1,272,181
3.5% 2/1/25	6,443,000	6,305,861
4.125% 1/15/26	1,557,000	1,579,587
4.375% 2/1/45	763,000	714,622
Ventas Realty LP/Ventas Capital Corp.:
2% 2/15/18	2,696,000	2,699,969
4% 4/30/19	1,357,000	1,403,424
		86,999,652

TOTAL REAL ESTATE		199,327,014

TELECOMMUNICATION SERVICES - 0.6%
Diversified Telecommunication Services - 0.6%
American Electric Power Co., Inc. 1.65% 12/15/17	1,748,000	1,747,493
AT&T, Inc.:
2.45% 6/30/20	3,187,000	3,186,369
3.6% 2/17/23	6,635,000	6,719,065
5.875% 10/1/19	4,711,000	5,128,329
CenturyLink, Inc.:
5.15% 6/15/17	330,000	332,310
6% 4/1/17	825,000	825,000
Verizon Communications, Inc.:
5.012% 4/15/49 (a)	1,664,000	1,618,125
5.012% 8/21/54	9,569,000	9,104,444
		28,661,135
UTILITIES - 2.3%
Electric Utilities - 1.6%
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (a)	2,664,000	2,976,445
6.4% 9/15/20 (a)	7,513,000	8,387,378
Edison International 3.75% 9/15/17	2,401,000	2,426,974
Eversource Energy:
1.45% 5/1/18	1,125,000	1,120,812
2.8% 5/1/23	5,110,000	5,058,220
Exelon Corp.:
1.55% 6/9/17	934,000	934,028
3.95% 6/15/25	4,402,000	4,524,094
FirstEnergy Corp.:
2.75% 3/15/18	10,761,000	10,800,385
4.25% 3/15/23	11,729,000	12,118,673
7.375% 11/15/31	5,897,000	7,684,823
FirstEnergy Solutions Corp. 6.05% 8/15/21	7,286,000	2,805,110
IPALCO Enterprises, Inc. 3.45% 7/15/20	7,767,000	7,854,379
LG&E and KU Energy LLC 3.75% 11/15/20	525,000	544,680
Nevada Power Co. 6.5% 5/15/18	3,165,000	3,337,894
NV Energy, Inc. 6.25% 11/15/20	1,238,000	1,390,441
Pennsylvania Electric Co. 6.05% 9/1/17	2,905,000	2,952,433
PG&E Corp. 2.4% 3/1/19	600,000	604,222
Progress Energy, Inc. 4.4% 1/15/21	4,274,000	4,531,363
TECO Finance, Inc. 5.15% 3/15/20	1,545,000	1,649,073
		81,701,427
Gas Utilities - 0.0%
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	1,182,000	1,247,158
Independent Power and Renewable Electricity Producers - 0.1%
Emera U.S. Finance LP:
2.15% 6/15/19	1,201,000	1,200,530
2.7% 6/15/21	1,182,000	1,175,187
3.55% 6/15/26	1,891,000	1,858,709
		4,234,426
Multi-Utilities - 0.6%
Dominion Resources, Inc. 3.4522% 9/30/66 (b)	15,230,000	12,488,600
NiSource Finance Corp.:
5.45% 9/15/20	4,156,000	4,550,392
6.4% 3/15/18	1,300,000	1,355,848
Puget Energy, Inc.:
6% 9/1/21	4,807,000	5,355,094
6.5% 12/15/20	1,534,000	1,717,769
Sempra Energy 2.3% 4/1/17	4,185,000	4,185,000
Wisconsin Energy Corp. 6.25% 5/15/67 (b)	1,426,000	1,319,050
		30,971,753

TOTAL UTILITIES		118,154,764

TOTAL NONCONVERTIBLE BONDS
(Cost $1,724,314,482)		1,757,182,658

U.S. Government and Government Agency Obligations - 33.7%
U.S. Treasury Inflation-Protected Obligations - 6.2%
U.S. Treasury Inflation-Indexed Bonds:
0.75% 2/15/45	$49,643,894	$47,344,898
1% 2/15/46	13,313,191	13,531,189
1.375% 2/15/44	46,445,367	51,295,451
U.S. Treasury Inflation-Indexed Notes:
0.125% 7/15/24	57,599,027	57,101,705
0.125% 7/15/26	38,092,184	37,187,223
0.25% 1/15/25	50,436,107	50,033,684
0.625% 1/15/26	61,320,000	62,472,237

TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS		318,966,387

U.S. Treasury Obligations - 27.5%
U.S. Treasury Bonds:
2.875% 11/15/46	124,294,000	120,555,485
3% 5/15/45 (c)	42,484,000	42,223,446
3% 11/15/45	38,163,000	37,915,551
3% 2/15/47	12,670,000	12,618,028
U.S. Treasury Notes:
0.75% 10/31/17	15,000,000	14,982,420
1.25% 3/31/21	27,924,000	27,343,711
1.25% 10/31/21	411,807,000	400,240,982
1.5% 8/15/26	28,060,000	25,958,783
1.875% 2/28/22	143,890,000	143,563,945
2% 12/31/21	297,159,000	298,273,346
2% 11/15/26	43,945,000	42,441,246
2.125% 3/31/24	236,066,000	234,599,794

TOTAL U.S. TREASURY OBLIGATIONS		1,400,716,737

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $1,735,752,774)		1,719,683,124

U.S. Government Agency - Mortgage Securities - 22.1%
Fannie Mae - 13.0%
2.44% 10/1/33 (b)	327,918	341,186
2.449% 9/1/33 (b)	280,562	287,541
2.5% 1/1/43	5,697,650	5,462,746
2.54% 6/1/42 (b)	346,773	359,766
2.563% 5/1/34 (b)	413,415	423,867
2.686% 10/1/33 (b)	16,570	17,135
2.73% 7/1/34 (b)	30,846	32,086
2.798% 10/1/33 (b)	38,182	40,269
2.802% 6/1/36 (b)	62,859	65,682
2.815% 7/1/35 (b)	18,664	19,326
2.833% 3/1/35 (b)	18,401	19,396
2.943% 9/1/41 (b)	190,028	196,764
2.96% 8/1/36 (b)	915,383	966,206
2.973% 11/1/40 (b)	147,546	155,654
2.975% 10/1/41 (b)	109,484	115,797
3% 10/1/30 to 3/1/47	179,262,559	178,530,222
3% 4/1/47 (d)	2,100,000	2,082,609
3.029% 5/1/36 (b)	205,089	217,366
3.03% 11/1/36 (b)	470,771	493,449
3.101% 5/1/35 (b)	99,797	105,921
3.14% 7/1/37 (b)	80,008	84,501
3.164% 9/1/36 (b)	357,932	379,458
3.241% 7/1/41 (b)	294,160	309,093
3.268% 7/1/35 (b)	36,746	38,509
3.384% 10/1/41 (b)	184,987	196,670
3.412% 2/1/36 (b)	386,504	406,208
3.445% 12/1/35 (b)	216,182	229,056
3.5% 10/1/25 to 2/1/47	170,987,876	175,800,649
3.5% 4/1/47 (d)	4,750,000	4,859,102
3.5% 4/1/47 (d)	1,340,000	1,370,778
3.5% 4/1/47 (d)	18,500,000	18,924,923
3.5% 4/1/47 (d)	19,600,000	20,050,188
3.552% 7/1/41 (b)	419,183	437,127
4% 11/1/31 to 2/1/47	117,202,930	123,393,332
4% 4/1/47 (d)	4,300,000	4,510,633
4.5% 4/1/24 to 4/1/45	28,236,204	30,471,922
4.5% 4/1/47 (d)	7,900,000	8,471,868
4.5% 4/1/47 (d)	4,200,000	4,504,031
5% 9/1/20 to 11/1/44	24,342,670	26,647,474
5.5% 3/1/18 to 3/1/41	24,463,725	27,323,130
6% 10/1/34 to 1/1/42	18,333,105	20,843,201
6.5% 5/1/17 to 8/1/36	2,047,918	2,351,829
7% 11/1/23 to 8/1/32	559,088	634,151
7.5% 9/1/22 to 11/1/31	407,546	473,952
8% 1/1/30 to 5/1/30	8,890	10,528
8.5% 3/1/25 to 6/1/25	470	549

TOTAL FANNIE MAE		662,655,850

Freddie Mac - 6.6%
2.5% 7/1/31	2,071,212	2,078,898
2.802% 3/1/36 (b)	97,569	101,033
2.827% 4/1/35 (b)	289,068	301,460
2.958% 1/1/35 (b)	59,087	62,239
3% 10/1/28 to 1/1/47	85,372,432	85,262,384
3.202% 9/1/41 (b)	237,695	251,687
3.231% 4/1/41 (b)	188,667	195,592
3.282% 6/1/41 (b)	251,542	264,578
3.393% 5/1/41 (b)	205,103	217,982
3.5% 3/1/32 to 5/1/46	147,447,695	152,833,591
3.5% 4/1/47 (d)	1,700,000	1,738,781
3.543% 3/1/33 (b)	2,147	2,272
3.637% 5/1/41 (b)	278,193	292,433
3.64% 6/1/41 (b)	278,855	293,299
3.66% 11/1/35 (b)	136,347	144,175
3.898% 10/1/35 (b)	61,317	65,264
4% 6/1/24 to 4/1/46	51,267,592	54,040,426
4.5% 7/1/25 to 1/1/45	24,636,264	26,570,792
5% 1/1/35 to 6/1/41	4,155,259	4,563,859
5.5% 1/1/38 to 6/1/41	6,888,697	7,693,533
6% 4/1/32 to 8/1/37	1,044,183	1,182,340
7.5% 5/1/17 to 11/1/31	42,535	49,541
8% 7/1/17 to 5/1/27	2,952	3,454
8.5% 3/1/20 to 1/1/28	11,155	12,597

TOTAL FREDDIE MAC		338,222,210

Ginnie Mae - 2.5%
3% 4/20/46 to 1/20/47	52,736,141	53,259,786
3.5% 1/15/41 to 7/15/43	9,266,212	9,646,901
3.5% 4/1/47 (d)	4,950,000	5,131,371
4% 2/15/40 to 8/15/43	20,042,326	21,394,367
4% 4/1/47 (d)	6,800,000	7,182,782
4% 4/1/47 (d)	6,920,000	7,309,537
4.5% 5/15/39 to 5/20/41	18,150,929	19,580,180
5% 3/15/39 to 4/15/41	2,859,013	3,166,292
6.5% 4/15/35 to 11/15/35	101,927	117,136
7% 1/15/28 to 7/15/32	1,175,074	1,368,669
7.5% 4/15/22 to 10/15/28	288,910	331,989
8% 3/15/30 to 9/15/30	15,156	18,371
8.5% 3/15/30	2,545	2,715

TOTAL GINNIE MAE		128,510,096

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $1,133,182,595)		1,129,388,156

Asset-Backed Securities - 0.7%
Accredited Mortgage Loan Trust Series 2005-1 Class M1, 1.4833% 4/25/35 (b)	$234,160	$225,541
Airspeed Ltd. Series 2007-1A Class C1, 3.4122% 6/15/32 (a)(b)	1,882,706	602,466
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1.8283% 12/25/33 (b)	13,287	12,890
Series 2004-R2 Class M3, 1.6033% 4/25/34 (b)	31,593	26,689
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 1.5583% 3/25/34 (b)	16,878	16,162
Series 2004-W11 Class M2, 1.8283% 11/25/34 (b)	179,410	179,092
Series 2004-W7 Class M1, 1.6033% 5/25/34 (b)	170,891	165,702
Series 2006-W4 Class A2C, 0.9383% 5/25/36 (b)	388,127	135,725
Asset Backed Securities Corp. Home Equity Loan Trust Series 2004-HE2 Class M1, 1.6033% 4/25/34 (b)	517,757	475,655
Blackbird Capital Aircraft Series 2016-1A:
Class A, 4.213% 12/16/41 (a)	9,725,625	9,806,883
Class AA, 2.487% 12/16/41 (a)	2,481,208	2,442,551
Capital Auto Receivables Asset Trust Series 2016-1 Class A3, 1.73% 4/20/20	5,328,000	5,335,863
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.9183% 12/25/36 (b)	635,000	481,523
Citibank Credit Card Issuance Trust Series 2014-A8 Class A8, 1.73% 4/9/20	8,400,000	8,428,098
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 6.2317% 3/25/32 (b)	11,075	11,001
Series 2004-3 Class M4, 2.4367% 4/25/34 (b)	19,563	18,365
Series 2004-4 Class M2, 1.7767% 6/25/34 (b)	29,184	28,038
Series 2004-7 Class AF5, 5.868% 1/25/35	584,134	595,662
Fannie Mae Series 2004-T5 Class AB3, 1.724% 5/28/35 (b)	13,702	12,150
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.9533% 8/25/34 (b)	82,131	78,024
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1.6033% 3/25/34 (b)	721	625
Ford Credit Floorplan Master Owner Trust Series 2015-1 Class B, 1.62% 1/15/20	5,416,000	5,406,218
Fremont Home Loan Trust Series 2005-A:
Class M3, 1.5133% 1/25/35 (b)	334,000	310,232
Class M4, 1.7983% 1/25/35 (b)	122,221	62,632
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 1.4323% 2/25/47 (a)(b)	221,872	193,454
GSAMP Trust Series 2004-AR1 Class B4, 5.5% 6/25/34 (a)	48,440	3,786
Home Equity Asset Trust:
Series 2003-3 Class M1, 2.2717% 8/25/33 (b)	127,030	124,422
Series 2003-5 Class A2, 1.6817% 12/25/33 (b)	11,595	11,103
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.9683% 1/25/37 (b)	434,826	312,623
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 1.0783% 5/25/37 (b)	83,542	1,623
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.7533% 7/25/34 (b)	8,278	7,999
Series 2006-FM1 Class A2B, 1.0917% 4/25/37 (b)	787	432
Series 2006-OPT1 Class A1A, 1.2983% 6/25/35 (b)	221,086	213,791
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 1.4583% 8/25/34 (b)	20,187	18,516
Series 2004-NC6 Class M3, 2.9533% 7/25/34 (b)	46,817	44,461
Series 2004-NC8 Class M6, 2.6533% 9/25/34 (b)	53,744	50,682
Series 2005-NC1 Class M1, 1.4383% 1/25/35 (b)	57,124	53,467
New Century Home Equity Loan Trust Series 2005-4 Class M2, 1.2883% 9/25/35 (b)	503,000	487,378
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 2.6533% 9/25/34 (b)	179,193	174,095
Class M4, 2.9533% 9/25/34 (b)	241,000	151,115
Series 2005-WCH1 Class M4, 2.2267% 1/25/36 (b)	520,000	506,486
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.5783% 4/25/33 (b)	1,796	1,659
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.5733% 3/25/35 (b)	194,940	187,131
SLM Private Credit Student Loan Trust Series 2004-A Class C, 2.0812% 6/15/33 (b)	84,402	83,820
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 2.7067% 9/25/34 (b)	12,338	11,177
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.6383% 9/25/34 (b)	10,148	9,619
TOTAL ASSET-BACKED SECURITIES
(Cost $38,389,113)		37,506,626

Collateralized Mortgage Obligations - 0.3%
Private Sponsor - 0.0%
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 1.5417% 1/25/35 (b)	232,386	231,635
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.9411% 2/25/37 (b)	143,008	136,479
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 1.0683% 7/25/35 (b)	208,391	202,686
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B Class B5, 3.1217% 6/10/35 (a)(b)	43,188	31,556
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 2.1999% 7/20/34 (b)	7,021	6,878

TOTAL PRIVATE SPONSOR		609,234

U.S. Government Agency - 0.3%
Fannie Mae planned amortization class:
Series 1999-54 Class PH, 6.5% 11/18/29	344,539	365,746
Series 1999-57 Class PH, 6.5% 12/25/29	333,590	377,864
Freddie Mac planned amortization class Series 2500 Class TE, 5.5% 9/15/17	59,632	60,165
Ginnie Mae guaranteed REMIC pass-thru certificates:
sequential payer Series 2013-H06 Class HA, 1.65% 1/20/63 (e)	5,309,869	5,290,741
Series 2007-35 Class SC, 34.63% 6/16/37 (b)(f)	36,813	67,474
Series 2015-H21 Class JA, 2.5% 6/20/65 (e)	6,011,898	6,066,327

TOTAL U.S. GOVERNMENT AGENCY		12,228,317

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $12,679,709)		12,837,551

Commercial Mortgage Securities - 1.5%
Bayview Commercial Asset Trust floater:
Series 2005-4A:
Class A2, 1.3717% 1/25/36 (a)(b)	338,495	308,569
Class M1, 1.4317% 1/25/36 (a)(b)	70,825	59,484
Class M2, 1.4517% 1/25/36 (a)(b)	21,366	17,475
Class M3, 1.4817% 1/25/36 (a)(b)	31,060	25,286
Series 2007-1 Class A2, 1.0483% 3/25/37 (a)(b)	90,346	78,439
Series 2007-2A:
Class A1, 1.0411% 7/25/37 (a)(b)	99,068	87,015
Class A2, 1.0911% 7/25/37 (a)(b)	92,728	79,979
Class M2, 1.1811% 7/25/37 (a)(b)	51,516	39,995
Class M3, 1.2611% 7/25/37 (a)(b)	39,934	28,049
Series 2007-3:
Class A2, 1.0611% 7/25/37 (a)(b)	130,172	110,060
Class M1, 1.0811% 7/25/37 (a)(b)	53,327	42,210
Class M2, 1.1111% 7/25/37 (a)(b)	56,061	42,908
Class M3, 1.1411% 7/25/37 (a)(b)	122,514	91,668
Class M4, 1.2711% 7/25/37 (a)(b)	193,617	129,369
Class M5, 1.3711% 7/25/37 (a)(b)	50,858	25,901
C-BASS Trust floater Series 2006-SC1 Class A, 1.2517% 5/25/36 (a)(b)	4,589	4,577
CDGJ Commercial Mortgage Trust Series 2014-BXCH Class DPA, 3.77% 12/15/27 (a)(b)	1,614,186	1,623,292
CGBAM Commercial Mortgage Trust Series 2015-SMRT Class D, 3.768% 4/10/28 (a)(b)	2,236,000	2,263,710
Credit Suisse Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A4, 5.6382% 6/15/39 (b)	335,827	335,651
Series 2007-C5 Class A4, 5.695% 9/15/40 (b)	1,622,364	1,629,451
CSMC Series 2015-TOWN:
Class B, 2.67% 3/15/28 (a)(b)	870,000	868,919
Class C, 3.02% 3/15/28 (a)(b)	848,000	847,198
Class D, 3.97% 3/15/28 (a)(b)	1,283,000	1,282,265
GAHR Commercial Mortgage Trust Series 2015-NRF:
Class BFX, 3.3822% 12/15/34 (a)(b)	4,550,000	4,649,340
Class CFX, 3.3822% 12/15/34 (a)(b)	3,823,000	3,884,517
Class DFX, 3.3822% 12/15/34 (a)(b)	3,240,000	3,272,824
GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	103,407	103,313
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2014-BXH:
Class C, 2.5622% 4/15/27 (a)(b)	1,359,000	1,344,187
Class D, 3.1622% 4/15/27 (a)(b)	2,897,000	2,854,249
sequential payer:
Series 2007-CB19 Class A4, 5.7395% 2/12/49 (b)	1,026,408	1,026,408
Series 2007-LD11 Class A4, 5.787% 6/15/49 (b)	3,153,783	3,154,816
Series 2007-CB20 Class A1A, 5.746% 2/12/51	8,761,767	8,852,583
LB Commercial Conduit Mortgage Trust sequential payer Series 2007-C3 Class A4, 5.9665% 7/15/44 (b)	2,656,002	2,668,671
LB-UBS Commercial Mortgage Trust Series 2007-C7 Class A3, 5.866% 9/15/45	3,941,404	4,000,526
Merrill Lynch Mortgage Trust Series 2007-C1 Class A4, 5.8264% 6/12/50 (b)	8,145,389	8,161,510
Merrill Lynch-CFC Commercial Mortgage Trust sequential payer:
Series 2007-6 Class A4, 5.485% 3/12/51 (b)	240,315	240,018
Series 2007-9 Class A4, 5.7% 9/12/49	4,134,360	4,172,343
Morgan Stanley Capital I Trust floater Series 2006-XLF Class C, 2.112% 7/15/19 (a)(b)	113,478	113,439
MSCG Trust Series 2016-SNR:
Class A, 3.348% 11/15/34 (a)(b)	5,439,000	5,416,305
Class B, 4.181% 11/15/34 (a)	1,920,000	1,916,887
Class C, 5.205% 11/15/34 (a)	1,346,000	1,348,104
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (a)	4,368,103	5,343,064
Wachovia Bank Commercial Mortgage Trust:
sequential payer:
Series 2007-C32 Class A3, 5.7273% 6/15/49 (b)	2,904,046	2,900,321
Series 2007-C33 Class A4, 5.9751% 2/15/51 (b)	1,514,425	1,512,723
Series 2006-C26 Class A1A, 6.009% 6/15/45 (b)	288,033	287,833
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $79,405,678)		77,245,451

Municipal Securities - 2.5%
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39	$805,000	$1,135,791
6.65% 3/1/22	4,360,000	5,149,552
7.5% 4/1/34	5,055,000	7,161,823
7.55% 4/1/39	6,085,000	8,924,200
Chicago Gen. Oblig. (Taxable Proj.):
Series 2008 B, 5.63% 1/1/22	880,000	881,654
Series 2010 C1, 7.781% 1/1/35	10,090,000	10,420,851
Series 2012 B, 5.432% 1/1/42	1,205,000	984,401
Series 2014 B, 6.314% 1/1/44	5,300,000	4,745,779
Illinois Gen. Oblig.:
Series 2003:
4.35% 6/1/18	1,848,000	1,866,369
4.95% 6/1/23	4,950,000	5,047,218
5.1% 6/1/33	30,265,000	27,614,391
Series 2010-1, 6.63% 2/1/35	12,290,000	12,624,288
Series 2010-3:
5.547% 4/1/19	120,000	125,273
6.725% 4/1/35	9,480,000	9,852,848
7.35% 7/1/35	5,540,000	5,911,512
Series 2010-5, 6.2% 7/1/21	2,260,000	2,395,826
Series 2011:
5.665% 3/1/18	4,465,000	4,583,367
5.877% 3/1/19	14,325,000	15,064,313
Series 2013:
2.69% 12/1/17	1,225,000	1,226,262
3.14% 12/1/18	1,270,000	1,270,102
TOTAL MUNICIPAL SECURITIES
(Cost $130,447,852)		126,985,820

Bank Notes - 1.4%
Capital One NA:
1.65% 2/5/18	20,761,000	20,757,678
2.95% 7/23/21	5,645,000	5,689,483
Discover Bank:
(Delaware) 3.2% 8/9/21	6,841,000	6,927,176
3.1% 6/4/20	6,380,000	6,507,562
8.7% 11/18/19	1,503,000	1,707,025
KeyBank NA:
2.25% 3/16/20	9,000,000	9,028,611
6.95% 2/1/28	800,000	1,000,215
PNC Bank NA 2.3% 6/1/20	1,450,000	1,453,967
RBS Citizens NA 2.5% 3/14/19	2,751,000	2,768,975
Regions Bank 7.5% 5/15/18	13,237,000	14,014,581
TOTAL BANK NOTES
(Cost $68,910,045)		69,855,273
	Shares	Value

Money Market Funds - 5.0%
Fidelity Cash Central Fund, 0.84% (g)
(Cost $253,926,499)	253,902,840	253,953,621
TOTAL INVESTMENT PORTFOLIO - 101.7%
(Cost $5,177,008,747)		5,184,638,280
NET OTHER ASSETS (LIABILITIES) - (1.7)%		(84,605,816)
NET ASSETS - 100%		$5,100,032,464

TBA Sale Commitments
	Principal Amount	Value
Fannie Mae
3% 4/1/47	$(8,300,000)	$(8,231,267)
3% 4/1/47	(7,300,000)	(7,239,547)
3.5% 4/1/47	(7,100,000)	(7,263,078)
3.5% 4/1/47	(500,000)	(511,484)
4% 4/1/47	(4,600,000)	(4,825,328)
TOTAL TBA SALE COMMITMENTS
(Proceeds $27,773,829)		$(28,070,704)

Swaps

Underlying Reference	Rating(1)	Expiration Date	Clearinghouse/Counterparty	Fixed Payment Received/(Paid)	Notional Amount(2)	Value(1)	Upfront Premium Received/(Paid)	Unrealized Appreciation/(Depreciation)
Credit Default Swaps
Sell Protection
Ameriquest Mortgage Securities Inc Series 2004-R11 Class M9	C	Dec. 2034	Bank of America	4.25%	USD 64,579	$(62,299)	$0	$(62,299)
Ameriquest Mortgage Securities Inc Series 2004-R11 Class M9	C	Dec. 2034	Credit Suisse International	4.25%	USD 112,185	(108,225)	0	(108,225)

TOTAL CREDIT DEFAULT SWAPS						$(170,524)	$0	$(170,524)

 (1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

 (2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Portfolio could be required to make if a credit event were to occur.

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $207,998,187 or 4.1% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security or a portion of the security has been segregated as collateral for open bi-lateral over-the-counter (OTC) swaps. At period end, the value of securities pledged amounted to $214,675.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (f) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$386,264
Total	$386,264

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$1,757,182,658	$--	$1,757,182,658	$--
U.S. Government and Government Agency Obligations	1,719,683,124	--	1,719,683,124	--
U.S. Government Agency - Mortgage Securities	1,129,388,156	--	1,129,388,156	--
Asset-Backed Securities	37,506,626	--	37,506,626	--
Collateralized Mortgage Obligations	12,837,551	--	12,805,995	31,556
Commercial Mortgage Securities	77,245,451	--	77,245,451	--
Municipal Securities	126,985,820	--	126,985,820	--
Bank Notes	69,855,273	--	69,855,273	--
Money Market Funds	253,953,621	253,953,621	--	--
Total Investments in Securities:	$5,184,638,280	$253,953,621	$4,930,653,103	$31,556
Derivative Instruments:
Liabilities
Swaps	$(170,524)	$--	$(170,524)	$--
Total Liabilities	$(170,524)	$--	$(170,524)	$--
Total Derivative Instruments:	$(170,524)	$--	$(170,524)	$--
Other Financial Instruments:
TBA Sale Commitments	$(28,070,704)	$--	$(28,070,704)	$--
Total Other Financial Instruments:	$(28,070,704)	$--	$(28,070,704)	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, municipal securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At March 31, 2017, the cost of investment securities for income tax purposes was $5,172,548,832. Net unrealized appreciation aggregated $12,089,448, of which $68,456,124 related to appreciated investment securities and $56,366,676 related to depreciated investment securities.

Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Garrison Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Garrison Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	May 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	May 26, 2017

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	May 26, 2017